Taxation (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effects of the tax incentive and holidays
Effect of tax incentive and holiday	84,647,199	105,263,201	182,757,137
Basic net earnings per ordinary share effect (in chinese yuan per share)	0.35	0.44	0.75